Retirement-Related Benefits (Plans with ABO in Excess of Plan Assets) (Details 12) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 35,054	$ 40,836
Plans with PBO in excess of plan assets, Plan Assets	17,807	21,745
Plans with assets in excess of PBO, Benefit Obligation	68,053	71,512
Plans with assets in excess of PBO, Plan Assets	69,786	73,671
Defined Benefit Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	29,784	34,976
Plans with PBO in excess of plan assets, Plan Assets	17,677	21,655
Plans with ABO in excess of plan assets, Benefit Obligation	29,135	33,148
Plans with ABO in excess of plan assets, Plan Assets	17,492	20,680
Plans with assets in excess of PBO, Benefit Obligation	68,053	71,501
Plans with assets in excess of PBO, Plan Assets	$ 69,786	$ 73,660